N-6	May 01, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal National Life Insurance Co Variable Life Separate Account
Entity Central Index Key	0001526622
Entity Investment Company Type	N-6
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
C000215152 [Member]
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	No surrender charge is imposed on a partial or full surrender.			SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges
You may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrenders, transfer fees for unscheduled Division transfers, and illustration fees.
SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the Policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
Investors will also bear expenses associated with the Underlying Funds, as shown in the following table:

SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses
CHARGES AND DEDUCTIONS
SUMMARY: FEE TABLES -Annual Underlying Fund Expenses
CHARGES AND DEDUCTIONS
APPENDIX – Underlying Funds Available Under the Policy

	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.12%	2.86%

Charges for Early Withdrawals [Text Block]	Charges for Early Withdrawals No surrender charge is imposed on a partial or full surrender. SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges [Text Block]
Transaction Charges
You may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrenders, transfer fees for unscheduled Division transfers, and illustration fees.
SUMMARY: FEE TABLES - Transaction Fees
CHARGES AND DEDUCTIONS

Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals	No surrender charge is imposed on a partial or full surrender.			SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Transaction Charges
You may be charged for other transactions, including a sales charge and taxes assessed on each premium paid, a transaction fee for unscheduled partial surrenders, transfer fees for unscheduled Division transfers, and illustration fees.
SUMMARY: FEE TABLES - Transaction Fees CHARGES AND DEDUCTIONS
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy, as well as interest for any Loan Indebtedness. Certain fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the Policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
Investors will also bear expenses associated with the Underlying Funds, as shown in the following table:

SUMMARY: FEE TABLES - Periodic Charges Other Than Annual Underlying Fund Expenses
CHARGES AND DEDUCTIONS
SUMMARY: FEE TABLES -Annual Underlying Fund Expenses
CHARGES AND DEDUCTIONS
APPENDIX – Underlying Funds Available Under the Policy

	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.12%	2.86%

Investment Options (of Other Amount) Minimum [Percent]	0.12%
Investment Options (of Other Amount) Maximum [Percent]	2.86%
Risks [Table Text Block]

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash.
Withdrawals will reduce the value of your Policy and the death benefit and may lead to adverse tax consequences.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.
GENERAL DESCRIPTION OF THE POLICY - General Account
Policy Lapse
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse) POLICY TERMINATION AND REINSTATEMENT

RESTRICTIONS	Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
We reserve the right to remove or substitute Underlying Funds as investment options.
Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

GENERAL DESCRIPTION OF THE POLICY -Limitations on Transfers
GENERAL DESCRIPTION OF THE POLICY -Reservation of Rights
GENERAL DESCRIPTION OF THE POLICY -Material State Variations
GENERAL DESCRIPTION OF THE POLICY – Financial Intermediary Variations

Optional Benefits
Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.
Withdrawals may significantly reduce the value of a benefit.
Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.
OTHER BENEFITS AVAILABLE UNDER THE POLICY GENERAL DESCRIPTION OF THE POLICY - Material State Variations GENERAL DESCRIPTION OF THE POLICY – Financial Intermediary Variations

TAXES	Location in Statutory Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

Investment Restrictions [Text Block]
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers from the Fixed Account are subject to significant limitations. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
We reserve the right to remove or substitute Underlying Funds as investment options.
Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

Optional Benefit Restrictions [Text Block]
Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.
Withdrawals may significantly reduce the value of a benefit.
Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties

Investment Professional Compensation [Text Block]
The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.

Exchanges [Text Block]
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.

Transaction Expenses [Table Text Block]

Transaction Fees for Policy Dates before October 1, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		6.50% of premium paid
Current		6.50% of premium paid
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value

Transaction Fees for Policy Dates from October 1, 2021, through March 1, 2026
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.75% of premium paid(2)
Current		7.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test) (4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of Policy Value

Transaction Fees for Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		6.75% of premium paid(2)
Current		3.25% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None

Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test) (4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test) (4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test) (4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test) (4)		7.50% of Policy Value
(1)The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021; 3.75% for Policy Dates from October 1, 2021 – March 1, 2026; and 6.75% for Policy Dates on or after March 2, 2026.
(3)In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

Sales Load, Description [Text Block]	Sales Charge(1)
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	6.75%
Sales Load (of Premium Payments), Current [Percent]	3.25%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Deferred Sales Load, Footnotes [Text Block]	The sales charge varies over time and also varies with the existence of the Supplemental Benefit Rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
Other Surrender Fees, Description [Text Block]	Transaction Fee for Unscheduled Partial Surrender
Other Surrender Fees, When Deducted [Text Block]	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer(3)
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Transfer Fee, Footnotes [Text Block]	In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021; 3.75% for Policy Dates from October 1, 2021 – March 1, 2026; and 6.75% for Policy Dates on or after March 2, 2026.For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
Periodic Charges [Table Text Block]

Periodic Charges Other Than Annual Underlying Fund Expenses For Policy Dates before October 1, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		Yr 1-5: 0.35% of Division value per year Yr 6-15: 0.30% of Division value per year Yr 16+: 0.25% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.(1)
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates from October 1, 2021, through March 1, 2026
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum Minimum		$83.33333 per $1,000 of Net Amount at Risk $0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00667 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly	0.35% of Division value per year
Maximum
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.00200 per $1,000 of Net Amount at Risk

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after March 2, 2026
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00585 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.01455 per $1,000 of Net Amount at Risk

Asset Based Charge for Base Face Amount(5) Policy without Enhanced Cash Surrender Value Rider	monthly
Maximum		0.90% of Division value per year
Current Charge		0.30% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current Charge		0.36% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.44% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.50% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.54% of Division value per year
Monthly Policy Issue Charge(1)	monthly
Policy without Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06000 per $1,000 of Total Face Amount
Policy with Supplemental Benefit Rider
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.00% of Loan Indebtedness per year(4)
Current		1.00% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider	monthly
Asset Based Charge for Supplement Benefit Rider Face Amount(5)
Policy without Enhanced Cash Surrender Value Rider
Maximum		0.90% of Division value per year
Current		0.15% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.20 charge multiplier for 25% Enhancement Factor option)
Maximum		0.90% of Division value per year
Current		0.18% of Division value per year

Policy with Enhanced Cash Surrender Value Rider (including 1.45 charge multiplier for 50% Enhancement Factor option)
Maximum	0.90% of Division value per year
Current	0.22% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.65 charge multiplier for 75% Enhancement Factor option)
Maximum	0.90% of Division value per year
Current	0.25% of Division value per year
Policy with Enhanced Cash Surrender Value Rider (including 1.80 charge multiplier for 100% Enhancement Factor option)
Maximum	0.90% of Division value per year
Current	0.27% of Division value per year
Cost of Supplemental Insurance Charge(1)
Maximum	$83.33333 per $1,000 of Net Amount at Risk
Minimum	$0.00374 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)	$0.00873 per $1,000 of Net Amount at Risk
(1)This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(2)Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
(3)The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(4)This charge decreases after Policy Year ten.
(5)For Policies issued on or after March 2, 2026, if you elect the Enhanced Cash Surrender Value Rider, the current asset based charge(s) under your Policy will be increased by a designated multiplier, which varies based on the applicable Enhancement Factor option, subject to a maximum charge of 0.90% of Division value per year. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. A higher Enhancement Factor will generally result in higher asset based charges compared to a lower Enhancement Factor. In no case will a multiplier result in a current asset-based charge greater than the maximum charge. There is no multiplier to the asset based charge(s) if the Enhanced Cash Surrender Value Rider has not been elected. For details, see CHARGES AND DEDUCTIONS – Monthly Policy Charge.

Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, Representative Investor [Text Block]	0.01455
Insurance Cost, Maximum [Dollars]	$ 83.33333
Insurance Cost, Minimum [Dollars]	$ 0.00585
Insurance Cost, Footnotes [Text Block]	Current charges reflect the charges in effect as of the date of this prospectus supplement for a Representative Insured, which is a 45 year-old male with a risk classification of preferred non-tobacco for Policy Year one.
Other Annual Expense, Footnotes [Text Block]	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Fund Expenses as of December 31, 2025	Minimum	Maximum
Total annual Underlying Fund expenses (expenses that are deducted from underlying fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.12%	2.86%

Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	2.86%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risk of Loss
You can lose money by investing in a Policy, including loss of principal. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Not a Short Term Investment
This Policy is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. Costs of insurance and other Policy expenses may reduce the value of your Policy and its benefits. In addition, the benefits of tax deferral are better for investors with long time horizons. Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance, Monthly Policy Charges, Loan Indebtedness, and/or partial surrenders could cause the Policy to lapse unless additional premiums are paid. Partial surrenders and policy loans increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. It is possible that the Policy could lapse even if your Policy has a rider that is intended to help you manage the risk of lapse. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
The Policy should not be viewed as a highly-liquid investment. Your ability to withdraw money from the Policy is restricted and partial surrenders may negatively affect your Policy Value, death benefit, and any optional benefits.
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year before the transaction fees apply. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the Net Policy Value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Policy Value (as of the date of the scheduled partial surrender).
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
Amounts that you allocate to the Divisions are subject to the risk of poor investment performance. Each Division invests in an Underlying Fund. The performance of each Division depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to an Underlying Fund’s investment risks when you invest in the corresponding Division. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes.
The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Policy without exception.
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company is unable to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. The advisers’ revenues from which such compensation is paid may be derived, in whole or in part, from the advisory fees deducted from Underlying Fund assets.
Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
Risks Affecting Our Administration of Your Policy
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that may be beyond our control, including systems failures and operational disruptions caused by severe natural or man-made events (e.g., natural disasters, pandemics, cyberattacks). These risks are not unique to the Company and they could materially impact our ability to conduct business, safeguard your personal information, and administer the Policy (e.g., calculate Policy values or Unit values, process Policy transactions). These events could also impact the issuers of the securities in which the Underlying Funds invest, which could cause your Policy to lose value.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyberattack or other cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Cybersecurity threats, and the methods and devices used to attack systems and networks, evolve constantly (for example, through the increased use of artificial intelligent (“AI”) tools). Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the Underlying Funds will be able to avoid adverse impacts from cybersecurity incidents, including the types of impacts described above. If your Contract is adversely affected as a result of the failure of our cybersecurity controls, we will take reasonable steps to restore your Contract.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the Policy, after we receive:
•notice and proof that the Insured died while the Policy was in force and before the Policy Maturity Date. Proof of the Insured's death consists of a certified copy of the death certificate of the Insured;
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•B is any Loan Indebtedness; and
•C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
The benefit payment options include:
•Custom Benefit Arrangement – We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time, joint and survivor life income with a reduced survivor benefit, etc.).
•Life Income – We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
•Life Income with Period Certain – We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
•Joint and Survivor Life Income – We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
•Joint and Survivor Life Income with Period Certain – We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•Death Benefit Option 1 – the death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•Death Benefit Option 2 – the death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•Death Benefit Option 3 – the death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
*The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example: The following assumptions are made to demonstrate the use of the Tables found in Appendix B: Death Benefit Option: 1
Total Face Amount:
$1,000,000 Surrender Value:
$900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 45
Risk Class: Preferred Non-
Tobacco Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the Insured is a male) and the death benefit would be $3,409,920.
For Policy Dates on or after October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the Insured is a male) and the death benefit would be $1,814,319.
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Total Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Total Face Amount increase will be in the same proportion as the Base Policy Face Amount to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Total Face Amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the Base Policy Face Amount is to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen at issue. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in Appendix B. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•smaller applicable percentages
•lower minimum death benefit
•lower cost of insurance charges
•better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
For Policy Dates before October 1, 2021
The example below is based on the following:
•The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•Total Face amount is $100,000
•Death Benefit Option 1
•Surrender value at the date of death is $25,000
•The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:
•$138,750 for the guideline premium/cash value corridor test
•$214,482 for the cash value accumulation test.

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83
For Policy Dates on or after October 1, 2021
The example below is based on the following:
•The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•Total Face amount is $100,000
•Death Benefit Option 1
•Surrender value at the date of death is $25,000
•The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:
•$138,750 for the guideline premium/cash value corridor test
•$138,656 for the cash value accumulation test.

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Total Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the maturity proceeds, which are equal to the Net Surrender Value.
Adjustment Options
Increase in Total Face Amount
You may request an increase in the Total Face Amount provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Total Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after Adjustment is not less than the minimum face amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Total Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the Policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to a 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Total Face Amount. If there is insufficient value to pay the higher charges after an increase in Total Face Amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Total Face Amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the Total Face Amount. No transaction fee is imposed on decreases in the Total Face Amount. A request for a decrease requires the following:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•the decrease may not reduce the Total Face Amount below $100,000; and
•if there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in the Divisions, the Fixed Account, and Loan Account. The Policy Value:
•increases as premiums are applied and interest is credited;
•decreases as partial surrenders and Policy expenses are deducted; and
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.

Standard Death Benefit [Text Block]
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the Policy, after we receive:
•notice and proof that the Insured died while the Policy was in force and before the Policy Maturity Date. Proof of the Insured's death consists of a certified copy of the death certificate of the Insured;
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•B is any Loan Indebtedness; and
•C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
The benefit payment options include:
•Custom Benefit Arrangement – We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time, joint and survivor life income with a reduced survivor benefit, etc.).
•Life Income – We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
•Life Income with Period Certain – We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
•Joint and Survivor Life Income – We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.
•Joint and Survivor Life Income with Period Certain – We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.

Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE POLICY
In addition to the standard death benefit associated with the Policy, other standard and/or optional benefits may also be available. The following table summarizes information about those benefits. For information about the fees associated with each benefit included in the table, if any, see SUMMARY: FEE TABLES.
Not all benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. In addition, depending on your financial professional or your financial professional’s firm, certain benefits may not be available, or may be available on different terms. See GENERAL DESCRIPTION OF THE POLICY – Financial Intermediary Variations.

Name of Benefit	Purpose	Standard/ Optional	Charge	Brief Description of Restrictions/Limitations
Scheduled Transfers	Permits automatic transfers from one Division to one or more of the other Divisions, or from the Fixed Account to one or more of the Divisions, on a regular basis	Standard	No
Automatic transfers are not available from the Divisions to the Fixed Account
Transfers from the Divisions take place annually, semi-annually, quarterly, or monthly.
Additional limitations apply to scheduled transfers from the Fixed Account.

Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Net Policy Value in the Divisions over time.	Standard	No	Not available if you have scheduled transfers from the same Divisions. Not available for the Fixed Account.
Change of Insured	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	Guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	Yes. There is no initial cost to purchase the	Underwriting guidelines and plan premium levels determine availability to
			Enhanced Cash Surrender Value Rider. However, your Policy Value will be impacted if a higher current asset based charge is deducted from your Policy Value.	Select the enhanced cash surrender options. Contact your registered representative for more information. Election will generally result in higher asset based charges.
Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

(1)Availability of these riders varies. See the more detailed information below.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our Home Office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
For Policy Dates before March 2, 2026*

Policy Year of Surrender	Additional Amount

1	8.15% of premium received since issue less partial surrenders

2	9.50% of premium received since issue less partial surrenders

3	9.40% of premium received since issue less partial surrenders

4	9.00% of premium received since issue less partial surrenders

5	8.40% of premium received since issue less partial surrenders

6	7.50% of premium received since issue less partial surrenders

7	6.50% of premium received since issue less partial surrenders

8	5.50% of premium received since issue less partial surrenders

9	4.75% of premium received since issue less partial surrenders

10	4.00% of premium received since issue less partial surrenders

11	3.00% of premium received since issue less partial surrenders

12	2.00% of premium received since issue less partial surrenders

13	0.90% of premium received since issue less partial surrenders

14+	0.00% of premium received since issue less partial surrenders
*There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a Policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
For Policy Dates on or after March 2, 2026**

Policy Year of Surrender	Additional Amount
1	8.00% of premium received since issue less partial surrenders
2	7.20% of premium received since issue less partial surrenders
3	6.50% of premium received since issue less partial surrenders
4	5.75% of premium received since issue less partial surrenders
5	5.10% of premium received since issue less partial surrenders
6	4.50% of premium received since issue less partial surrenders
7	3.90% of premium received since issue less partial surrenders
8	2.95% of premium received since issue less partial surrenders
9	1.90% of premium received since issue less partial surrenders
10	0.90% of premium received since issue less partial surrenders
11	0.00% of premium received since issue less partial surrenders
12	0.00% of premium received since issue less partial surrenders
13	0.00% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
**There is no initial cost to purchase this rider, however, the current asset based charge(s) under the Policy will be increased, subject to a maximum charge of 0.90% of Division value per year, based on a designated multiplier, which varies based on the applicable Enhancement Factor option. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. The higher current asset based charge(s) will continue even if this rider terminates.
See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:
•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year. Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new Data Pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon the Insured’s gender, issue age, duration since issue and Adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. For Policy Dates before March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1,000 Net Amount at Risk. For Policy Dates on or after March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00374 per $1,000 Net Amount at Risk.
In addition to the supplemental cost of insurance charge, for Policy Dates on or after March 2, 2026, there is an additional asset based charge for the Supplemental Benefit Rider. The maximum asset based charge for the Supplemental Benefit Rider with or without the Enhanced Cash Surrender Value Rider will always be 0.90% of the Division value per year. The current asset-based charge will be increased by a multiplier if the Enhancement Cash Surrender Value Rider has been elected, depending on the applicable Enhancement Factor option and subject to the maximum charge. See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard/ Optional	Charge	Brief Description of Restrictions/Limitations
Scheduled Transfers	Permits automatic transfers from one Division to one or more of the other Divisions, or from the Fixed Account to one or more of the Divisions, on a regular basis	Standard	No
Automatic transfers are not available from the Divisions to the Fixed Account
Transfers from the Divisions take place annually, semi-annually, quarterly, or monthly.
Additional limitations apply to scheduled transfers from the Fixed Account.

Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Net Policy Value in the Divisions over time.	Standard	No	Not available if you have scheduled transfers from the same Divisions. Not available for the Fixed Account.
Change of Insured	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	Guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	Yes. There is no initial cost to purchase the	Underwriting guidelines and plan premium levels determine availability to
			Enhanced Cash Surrender Value Rider. However, your Policy Value will be impacted if a higher current asset based charge is deducted from your Policy Value.	Select the enhanced cash surrender options. Contact your registered representative for more information. Election will generally result in higher asset based charges.
Supplemental Benefit Rider	Provides additional insurance (Total Face Amount) at a reduced cost	Optional	Yes
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

(1)Availability of these riders varies. See the more detailed information below.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A
UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at https://www.principal.com/ExecutiveVUL3Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.
The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year

Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
International Equity	AB Variable Products Series Fund, Inc. International Value Portfolio Class A	Alliance Bernstein L.P.	0.90%	41.70%	10.47%	6.64%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]	Alliance Bernstein L.P.	0.90%	4.80%	-0.44%	11.26%
International Equity	AB Variable Products Series Fund, Inc. Sustainable Global Thematic Portfolio Class A [1]	Alliance Bernstein L.P.	0.94%	6.32%	3.28%	10.08%

Asset Allocation	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]	Capital Research and Management Company	0.76%	17.14%	6.11%	7.69%
Fixed Income	American Funds Insurance Series® Capital World Bond Fund ® Class 2	Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,9]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large U.S. Equity	American Funds Insurance Series® Growth Fund Class 2	Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
International Equity	American Funds Insurance Series® EUPAC Fund Class 2 [1,10]	Capital Research and Management Company	0.72%	26.77%	3.40%	7.00%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%

Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	0.91%	15.67%	11.65%	13.27%
Large U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
International Equity	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.57%	6.64%	-0.68%	1.62%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.60%	12.23%	5.62%	9.08%
International Equity	Columbia Funds Variable Insurance Trust Acorn International Fund [1,2]	Columbia Wanger Asset Management, LLC	1.09%	12.76%	-1.00%	4.31%

Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.71%	18.75%	12.23%	11.32%

Fixed Income	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	1.06%	10.31%	4.00%	5.34%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.37%	12.03%	7.75%

International Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.41%	32.82%	7.76%	6.79%
Asset Allocation	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ Geode	0.36%	16.86%	12.86%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%

Other - Consumer Defensive	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Consumer Staples Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.86%	-3.23
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.35%	4.03%	3.02%	1.95%
Fixed Income	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Strategic Income Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%

International Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2	Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2	Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin Strategic Income VIP Fund Class 2 [1]	Franklin Advisers, Inc.	1.07%	7.24%	1.92%	3.10%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Developing Markets VIP Fund Class 2	Templeton Asset Management, Ltd./Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%

International Equity	Franklin Templeton Variable Insurance Product Trust Templeton Foreign VIP Fund Class 2[1]	Templeton Asset Management, Ltd./Franklin Templeton Investment Management Limited	1.08%	29.19%	8.25%	5.75%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]	Templeton Asset Management, Ltd.	0.75%	15.73%	-0.96%	-0.15%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II	Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Large U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II	Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I	Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Other - Global Real Estate	Invesco Variable Insurance Funds Invesco V.I. Global Real Estate Fund Series I	Invesco Advisers, Inc.	1.02%	7.85%	1.73%	2.44%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II	Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II	Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Large U.S. Equity	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
International Equity	Janus Aspen Series Trust Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%

Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class I	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	0.81%	9.23%	-0.20%	9.38%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.62%	6.56%	5.02%	11.31%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [6]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.96%	14.56%	8.51%	10.12%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%
International Equity	Lincoln Variable Insurance Products Trust LVIP American Century International Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.95%	15.81%	1.71%	6.27%

Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]	Lord Abbett	1.27%	14.59%	-1.17%	11.03%
International Equity	MFS® Variable Insurance Trust MFS® Global Equity Series Service Class [1]	Massachusetts Financial Services Company	1.18%	13.28%	5.45%	8.64%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Growth Series Service Class [1]	Massachusetts Financial Services Company	0.98%	11.90%	10.82%	15.31%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Balanced/Asset Allocation	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%	10.91%	6.16%	7.36%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%

Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [1]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio [1]	Massachusetts Financial Services Company	0.83%	5.49%	6.62%	8.82%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,5]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
International Equity	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class [1]	Massachusetts Financial Services Company	1.15%	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Service Class [1]	Massachusetts Financial Services Company	0.85%	8.17%	-3.35%	0.84%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.04%	5.75%	9.90%	9.69%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class [1]	Massachusetts Financial Services Company	1.13%	2.88%	8.22%	10.30%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [3]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%

Small/Mid U.S. Equity	Nomura Funds Nomura VIP Small Cap Value Series Service Class [1,4]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.76%	9.03%	3.83%	4.92%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [7]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	11.65%	5.36%	6.13%
Asset Allocation	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [8]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.75%	10.36%	4.74%	5.72%
Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [1]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.86%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%

Global Bond - USD Hedged	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class [4]	Pacific Investment Management Company, LLC	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Long-Term U.S. Government Portfolio Administrative Class	Pacific Investment Management Company, LLC	2.48%	6.15%	-6.82%	0.01%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.39%	7.85%	1.21%	3.21%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Bond Market Index Account Class 1	Principal Global Investors, LLC	0.15%	7.16%	-0.52%	1.80%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%

International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC/ Spectrum Asset Management, Inc.	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1	Principal Global Investors, LLC	0.61%	17.68%	8.97%	10.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC	0.78%	1.24%	4.88%	5.94%

Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%

International Equity	Putnam Variable Trust Putnam VT International Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.06%	34.68%	12.49%	8.86%
Large U.S. Equity	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB [1]	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.12%	8.80%	6.18%	11.45%
Small/Mid U.S. Equity	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB	Putnam Management, LLC (d/b/a Putnam Management)/ Franklin Advisers, Inc.	1.02%	5.27%	10.99%	9.13%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%
Other - Utilities	Rydex Variable Trust Utilities Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.79%	17.07%	8.56%	8.60%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II Class	T. Rowe Price	1.11%	17.80%	3.86%	8.70%

Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Initial Class	VanEck Associates Corporation	1.08%	36.48%	10.51%	8.33%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Balanced Portfolio	Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Balanced/Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Conservative Allocation Portfolio [3]	The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Large U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Equity Income Portfolio [3]	Wellington Management Company, LLP	0.29%	16.80%	12.59%	11.52%
Fixed Income	Vanguard Variable Insurance Funds Vanguard VIF Global Bond Index Portfolio	The Vanguard Group, Inc.	0.13%	5.69%	-0.41%
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF International Portfolio	Schroder Investment Management North America Inc.; Baillie Gifford Overseas Ltd.	0.32%	19.97%	0.62%	10.48%
Small/Mid U.S. Equity	Vanguard Variable Insurance Funds Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation	Vanguard Variable Insurance Funds Vanguard VIF Real Estate Index Portfolio	The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
1.The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2.This fund is closed to new investors with an application signature date of February 1, 2013, and after.
3.This fund became available for investment on June 5, 2023.
4.This fund became available for investment on May 31, 2025.
5.Prior to June 2, 2025, the name of this fund was the Wanger Acorn International Fund.
6.Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7.Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
8.Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
9.Prior to May 1, 2026, the name of this fund was the LVIP American Century Disciplined Core Value Fund.
10.Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Growth ETF Portfolio.
11.Prior to May 1, 2026, the name of this fund was the TOPS ® Managed Risk Moderate Growth ETF Portfolio.
12.Prior to May 1, 2026, the name of this fund was the Global Small Capitalization Fund.
13.Prior to May 1, 2026, the name of this fund was the International Fund.
Prospectuses Available [Text Block]
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at https://www.principal.com/ExecutiveVUL3Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.
The availability of investment options may vary depending in your financial professional or your financial professional's firm. See GENERAL DESCRIPTION OF THE POLICY - Financial Intermediary Variations.

C000215152 [Member] | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in a Policy.
Principal Risk [Text Block]
Risk of Loss
You can lose money by investing in a Policy, including loss of principal. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.

C000215152 [Member] | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash.
Withdrawals will reduce the value of your Policy and the death benefit and may lead to adverse tax consequences.

Principal Risk [Text Block]
Not a Short Term Investment
This Policy is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. Costs of insurance and other Policy expenses may reduce the value of your Policy and its benefits. In addition, the benefits of tax deferral are better for investors with long time horizons. Partial surrenders may significantly reduce the Policy Value, the death benefit, and any optional benefits and will increase the risk of lapse.

C000215152 [Member] | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Underlying Funds). Each investment option (including the Fixed Account) has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.

C000215152 [Member] | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.

Principal Risk [Text Block]
Insurance Company Risks
An investment in the Policy is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company is unable to meet its obligations to creditors, it is possible that the Company's obligations to you under this Policy may not be satisfied.

C000215152 [Member] | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, failure to pay sufficient premiums, and unpaid policy loans and loan interest will increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.

C000215152 [Member] | Policy Termination (Lapse) Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance, Monthly Policy Charges, Loan Indebtedness, and/or partial surrenders could cause the Policy to lapse unless additional premiums are paid. Partial surrenders and policy loans increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. It is possible that the Policy could lapse even if your Policy has a rider that is intended to help you manage the risk of lapse. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.

C000215152 [Member] | Limitations On Access To Surrender Value Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Limitations on Access to Surrender Value
The Policy should not be viewed as a highly-liquid investment. Your ability to withdraw money from the Policy is restricted and partial surrenders may negatively affect your Policy Value, death benefit, and any optional benefits.
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year before the transaction fees apply. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the Net Policy Value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net Policy Value (as of the date of the scheduled partial surrender).
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

C000215152 [Member] | Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

C000215152 [Member] | Underlying Funds Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risks of Underlying Funds
Amounts that you allocate to the Divisions are subject to the risk of poor investment performance. Each Division invests in an Underlying Fund. The performance of each Division depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to an Underlying Fund’s investment risks when you invest in the corresponding Division. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes.
The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.

C000215152 [Member] | Potentially Harmful Transfer Activities Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Policy owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Policy without exception.

C000215152 [Member] | Conflicts Of Interest Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy rather than continue to own an existing policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Fund with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. The advisers’ revenues from which such compensation is paid may be derived, in whole or in part, from the advisory fees deducted from Underlying Fund assets.
Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

C000215152 [Member] | Risks Affecting Our Administration Of Your Policy [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Policy
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that may be beyond our control, including systems failures and operational disruptions caused by severe natural or man-made events (e.g., natural disasters, pandemics, cyberattacks). These risks are not unique to the Company and they could materially impact our ability to conduct business, safeguard your personal information, and administer the Policy (e.g., calculate Policy values or Unit values, process Policy transactions). These events could also impact the issuers of the securities in which the Underlying Funds invest, which could cause your Policy to lose value.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyberattack or other cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Cybersecurity threats, and the methods and devices used to attack systems and networks, evolve constantly (for example, through the increased use of artificial intelligent (“AI”) tools). Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the Underlying Funds will be able to avoid adverse impacts from cybersecurity incidents, including the types of impacts described above. If your Contract is adversely affected as a result of the failure of our cybersecurity controls, we will take reasonable steps to restore your Contract.

C000215152 [Member] | C000028838 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
C000215152 [Member] | C000028828 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. International Value Portfolio Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	41.70%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.64%
C000215152 [Member] | C000028836 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	11.26%
C000215152 [Member] | C000028860 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB Variable Products Series Fund, Inc. Sustainable Global Thematic Portfolio Class A [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Alliance Bernstein L.P.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	3.28%
Average Annual Total Returns, 10 Years [Percent]	10.08%
C000215152 [Member] | C000099202 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® American Funds ® Global Balanced Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000215152 [Member] | C000037828 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Bond Fund ® Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
C000215152 [Member] | C000023915 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,9]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
C000215152 [Member] | C000023917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
C000215152 [Member] | C000023920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® EUPAC Fund Class 2 [1,10]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000215152 [Member] | C000023923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund ® Class 2 [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
C000215152 [Member] | C000023925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.36%
C000215152 [Member] | C000007612 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
C000215152 [Member] | C000007615 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares
Portfolio Company Objective [Text Block]	Other - Technology
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.87%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	16.97%
C000215152 [Member] | C000005027 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Service Shares
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Average Annual Total Returns, 10 Years [Percent]	13.27%
C000215152 [Member] | C000005036 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund Appreciation Portfolio Service Shares
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	12.63%
C000215152 [Member] | C000055530 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	7.63%
C000215152 [Member] | C000030374 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class I [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.64%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	1.62%
C000215152 [Member] | C000030372 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000215152 [Member] | C000024404 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust Acorn International Fund [1,2]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Columbia Wanger Asset Management, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	4.31%
C000215152 [Member] | C000077948 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B
Portfolio Company Objective [Text Block]	Other - Multinarrative
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF American L.L.C.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
C000215152 [Member] | C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.18%
C000215152 [Member] | C000020970 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
C000215152 [Member] | C000020981 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust I Fidelity® VIP High Income Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
C000215152 [Member] | C000021009 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
C000215152 [Member] | C000199918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Extended Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]
C000215152 [Member] | C000199920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP International Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	32.82%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	6.79%
C000215152 [Member] | C000199922 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Total Market Index Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company, LLC
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	12.86%
C000215152 [Member] | C000021045 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000215152 [Member] | C000243080 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Consumer Staples Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Other - Consumer Defensive
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(323.00%)
C000215152 [Member] | C000021082 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Other - Equity Energy
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
C000215152 [Member] | C000048775 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.95%
C000215152 [Member] | C000048812 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Portfolio Company Subadviser [Text Block]
Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Fidelity Management & Research (Japan) Limited (FMR Japan)

Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.83%
C000215152 [Member] | C000020130 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 2
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
C000215152 [Member] | C000020107 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000215152 [Member] | C000020109 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Mutual Shares VIP Fund Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000215152 [Member] | C000020095 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
C000215152 [Member] | C000020099 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
C000215152 [Member] | C000020101 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin Strategic Income VIP Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
C000215152 [Member] | C000020103 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
C000215152 [Member] | C000020111 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Templeton Developing Markets VIP Fund Class 2
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management, Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
C000215152 [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Templeton Foreign VIP Fund Class 2[1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management, Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
C000215152 [Member] | C000020121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 2 [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Templeton Asset Management, Ltd.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
C000215152 [Member] | C000084678 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. American Franchise Fund Series II
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	14.87%
C000215152 [Member] | C000084659 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.00%
Average Annual Total Returns, 5 Years [Percent]	17.85%
Average Annual Total Returns, 10 Years [Percent]	12.29%
C000215152 [Member] | C000000453 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Core Equity Fund Series II
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	11.46%
C000215152 [Member] | C000209364 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Discovery Mid Cap Growth Fund Series I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
C000215152 [Member] | C000000410 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
C000215152 [Member] | C000000420 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Global Real Estate Fund Series I
Portfolio Company Objective [Text Block]	Other - Global Real Estate
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.44%
C000215152 [Member] | C000000432 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I
Portfolio Company Objective [Text Block]	Other - Health
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	15.33%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000215152 [Member] | C000000415 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Main Street Mid Cap Fund Series II
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
C000215152 [Member] | C000209375 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Main Street Small Cap Fund® Series II
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
C000215152 [Member] | C000000422 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	9.55%
C000215152 [Member] | C000233310 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	17.26%
C000215152 [Member] | C000028716 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000215152 [Member] | C000028720 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
C000215152 [Member] | C000028733 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
C000215152 [Member] | C000028736 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Forty Portfolio Service Shares
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
C000215152 [Member] | C000028728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Research Portfolio Service Shares
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
C000215152 [Member] | C000028740 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares
Portfolio Company Objective [Text Block]	Other - Technology
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
C000215152 [Member] | C000047121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust ClearBridge Variable Mid Cap Portfolio Class I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
C000215152 [Member] | C000047262 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class I
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.20%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
C000215152 [Member] | C000247623 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Service Class
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	11.31%
C000215152 [Member] | C000087493 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP Avantis Large Cap Value Fund Service Class [6]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000215152 [Member] | C000086783 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class
Portfolio Company Objective [Text Block]	Inflation - Protected Bond
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
C000215152 [Member] | C000247643 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century International Fund Service Class
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	6.27%
C000215152 [Member] | C000247652 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000215152 [Member] | C000000000 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
C000215152 [Member] | C000087850 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. Developing Growth Portfolio Class VC [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Lord Abbett
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	(1.17%)
Average Annual Total Returns, 10 Years [Percent]	11.03%
C000215152 [Member] | C000007319 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Global Equity Series Service Class [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	8.64%
C000215152 [Member] | C000007317 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Growth Series Service Class [1]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.90%
Average Annual Total Returns, 5 Years [Percent]	10.82%
Average Annual Total Returns, 10 Years [Percent]	15.31%
C000215152 [Member] | C000007330 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000215152 [Member] | C000007311 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Total Return Series Service Class
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
C000215152 [Member] | C000007313 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1]
Portfolio Company Objective [Text Block]	Other - Utilities
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
C000215152 [Member] | C000007315 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust MFS® Value Series Service Class [1]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.77%
C000215152 [Member] | C000021906 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® Blended Research Small Cap Equity Portfolio [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	8.82%
C000215152 [Member] | C000007246 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [1,5]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000215152 [Member] | C000007262 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class [1]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
C000215152 [Member] | C000068455 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Service Class [1]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.17%
Average Annual Total Returns, 5 Years [Percent]	(3.35%)
Average Annual Total Returns, 10 Years [Percent]	0.84%
C000215152 [Member] | C000052150 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Service Class [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000215152 [Member] | C000068447 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Service Class [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	10.30%
C000215152 [Member] | C000022324 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	4.27%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000215152 [Member] | C000022328 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [3]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
C000215152 [Member] | C000006666 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura Funds Nomura VIP Small Cap Value Series Service Class [1,4]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
C000215152 [Member] | C000097932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Balanced ETF Portfolio Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.92%
C000215152 [Member] | C000097937 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Moderately Aggressive ETF Portfolio Class 2 [7]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
C000215152 [Member] | C000097935 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Variable Trust TOPS TM Managed Risk Moderate ETF Portfolio Class 2 [8]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
C000215152 [Member] | C000026478 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [1]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.13%
Average Annual Total Returns, 1 Year [Percent]	14.20%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000215152 [Member] | C000026493 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Other - Commodities
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	6.54%
C000215152 [Member] | C000026494 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	5.06%
C000215152 [Member] | C000026498 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	3.97%
Average Annual Total Returns, 10 Years [Percent]	5.57%
C000215152 [Member] | C000028252 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class [4]
Portfolio Company Objective [Text Block]	Global Bond - USD Hedged
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	2.88%
C000215152 [Member] | C000026500 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Long-Term U.S. Government Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.48%
Average Annual Total Returns, 1 Year [Percent]	6.15%
Average Annual Total Returns, 5 Years [Percent]	(6.82%)
Average Annual Total Returns, 10 Years [Percent]	0.01%
C000215152 [Member] | C000026502 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
C000215152 [Member] | C000026482 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
C000215152 [Member] | C000026484 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.67%
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	2.76%
C000215152 [Member] | C000026489 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000215152 [Member] | C000112990 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Bond Market Index Account Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	7.16%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	1.80%
C000215152 [Member] | C000020925 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
C000215152 [Member] | C000020929 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
C000215152 [Member] | C000038528 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	15.50%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	11.51%
C000215152 [Member] | C000020904 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.27%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.12%
C000215152 [Member] | C000020932 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.26%
C000215152 [Member] | C000020930 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000215152 [Member] | C000020908 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Spectrum Asset Management, Inc.
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	17.62%
Average Annual Total Returns, 5 Years [Percent]	14.14%
Average Annual Total Returns, 10 Years [Percent]	14.52%
C000215152 [Member] | C000020910 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.78%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	12.58%
C000215152 [Member] | C000038532 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	14.35%
C000215152 [Member] | C000020916 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	11.33%
Average Annual Total Returns, 5 Years [Percent]	4.65%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000215152 [Member] | C000020917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000215152 [Member] | C000020918 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000215152 [Member] | C000020919 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000215152 [Member] | C000126088 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2060 Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.35%
C000215152 [Member] | C000020920 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	10.45%
Average Annual Total Returns, 5 Years [Percent]	3.48%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000215152 [Member] | C000020921 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.94%
C000215152 [Member] | C000038541 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1
Portfolio Company Objective [Text Block]	Short - Term Fixed Income
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	2.52%
C000215152 [Member] | C000020923 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.57%
C000215152 [Member] | C000038543 1 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.00%
Average Annual Total Returns, 5 Years [Percent]	7.27%
Average Annual Total Returns, 10 Years [Percent]	8.29%
C000215152 [Member] | C000038543 2 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	5.04%
Average Annual Total Returns, 10 Years [Percent]	6.39%
C000215152 [Member] | C000038545 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	9.94%
C000215152 [Member] | C000038548 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	5.12%
C000215152 [Member] | C000038530 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	10.96%
C000215152 [Member] | C000010852 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT International Value Fund Class IB
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
C000215152 [Member] | C000010842 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Large Cap Growth Fund Class IB
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
C000215152 [Member] | C000010862 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Small Cap Growth Fund Class IB [1]
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	11.45%
C000215152 [Member] | C000010872 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust Putnam VT Small Cap Value Fund Class IB
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Putnam Management, LLC (d/b/a Putnam Management)
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	5.27%
Average Annual Total Returns, 5 Years [Percent]	10.99%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000215152 [Member] | C000010428 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Rydex Variable Trust Basic Materials Fund Rydex VT [1]
Portfolio Company Objective [Text Block]	Other - Natural Resources
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
C000215152 [Member] | C000010394 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Rydex Variable Trust Utilities Fund Rydex VT [1]
Portfolio Company Objective [Text Block]	Other - Utilities
Portfolio Company Adviser [Text Block]	Security Investors, LLC (d/b/a Guggenheim Investments)
Current Expenses [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000215152 [Member] | C000005449 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II Class
Portfolio Company Objective [Text Block]	Other - Health
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
C000215152 [Member] | C000025041 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Initial Class
Portfolio Company Objective [Text Block]	Other - Natural Resources
Portfolio Company Adviser [Text Block]	VanEck Associates Corporation
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	36.48%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	8.33%
C000215152 [Member] | C000012146 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Balanced Portfolio
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
C000215152 [Member] | C000102905 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Conservative Allocation Portfolio [3]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
C000215152 [Member] | C000012155 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Equity Income Portfolio [3]
Portfolio Company Objective [Text Block]	Large U.S. Equity
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
C000215152 [Member] | C000192542 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Global Bond Index Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Average Annual Total Returns, 10 Years [Percent]
C000215152 [Member] | C000012159 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF International Portfolio
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America Inc.; Baillie Gifford Overseas Ltd.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
C000215152 [Member] | C000012160 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	Small/Mid U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000215152 [Member] | C000012148 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds Vanguard VIF Real Estate Index Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000215152 [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	Sales Charge
Sales Load, When Deducted [Text Block]	upon receipt of premium
Sales Load (of Premium Payments), Maximum [Percent]	6.50%
Sales Load (of Premium Payments), Current [Percent]	6.50%
Premium Taxes, Description [Text Block]	Taxes (federal, state and local)
Premium Taxes, When Deducted [Text Block]	upon receipt of premium
Premium Taxes (of Premium Payments), Maximum [Percent]	3.25%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Other Surrender Fees, Description [Text Block]	Transaction Fee for Unscheduled Partial Surrender
Other Surrender Fees, When Deducted [Text Block]	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 25
Other Surrender Fees (of Other Amount), Maximum [Percent]	2.00%
Other Surrender Fees (of Other Amount), Current [Percent]	2.00%
Transfer Fees, Description [Text Block]	Transfer Fee for Unscheduled Division Transfer
Transfer Fees, When Deducted [Text Block]	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Insurance Cost, Description [Text Block]	Cost of Insurance(1)
Insurance Cost, Representative Investor [Text Block]	0.21196
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.00167
C000215152 [Member] | October 1, 2021, through March 1, 2026 [Member]
Item 2. Key Information [Line Items]
Sales Load (of Premium Payments), Maximum [Percent]	7.75%
Sales Load (of Premium Payments), Current [Percent]	7.50%
Insurance Cost, Representative Investor [Text Block]	0.00667
Insurance Cost, Maximum [Dollars]	$ 83.33333
Insurance Cost, Minimum [Dollars]	$ 0.00167
C000215152 [Member] | Life Paid-Up (Overloan Protection) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Purpose of Benefit [Text Block]	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Name of Benefit [Text Block]	Life Paid-Up (Overloan Protection)
Operation of Benefit [Text Block]
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:
•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year. Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new Data Pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

C000215152 [Member] | Life Paid-Up (Overloan Protection) [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Life Paid-Up Rider
Other Transaction Fee, When Deducted [Text Block]	on the date rider benefit begins
C000215152 [Member] | Life Paid-Up Issued With Guideline Premium Cash Value Corridor Test [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
C000215152 [Member] | Life Paid-Up Issued With Guideline Premium Cash Value Corridor Test [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	5.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	7.50%
C000215152 [Member] | Life Paid-Up Issued With Cash Value Accumulation Test [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	7.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
C000215152 [Member] | Life Paid-Up Issued With Cash Value Accumulation Test [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	9.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
C000215152 [Member] | Maximum (if the Policy is issued with the cash value accumulation test) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	13.50%
C000215152 [Member] | Current (if the Policy is issued with the cash value accumulation test) [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Percent]	7.50%
C000215152 [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.35%
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
C000215152 [Member] | Asset Based Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	0.35%
Other Annual Expense (of Other Amount), Current [Percent]	0.25%
C000215152 [Member] | Asset Based Charge [Member] | October 1, 2021, through March 1, 2026 [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
C000215152 [Member] | Monthly Policy Issue Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	0.06000
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.05467
C000215152 [Member] | Monthly Policy Issue Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge (except as noted below)(1)
Other Annual Expense, When Deducted [Text Block]	monthly
Other Annual Expense, Representative [Text Block]	0.06250
Other Annual Expense, Maximum [Dollars]	$ 0.67709
Other Annual Expense, Minimum [Dollars]	$ 0.02667
C000215152 [Member] | Monthly Policy Issue Charge, Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider(1)
Other Annual Expense, Representative [Text Block]	0.04800
Other Annual Expense, Maximum [Dollars]	$ 1.08418
Other Annual Expense, Minimum [Dollars]	$ 0.00547
C000215152 [Member] | Monthly Policy Issue Charge, Supplemental Benefit Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.(1)
Other Annual Expense, Representative [Text Block]	0.06250
Other Annual Expense, Maximum [Dollars]	$ 0.67709
Other Annual Expense, Minimum [Dollars]	$ 0.02667
C000215152 [Member] | Net Policy Loan Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
C000215152 [Member] | Net Policy Loan Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Net Policy Loan Charge(3)
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	1.00%
C000215152 [Member] | Net Policy Loan Charge [Member] | October 1, 2021, through March 1, 2026 [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, When Deducted [Text Block]	annually (accrued daily)
C000215152 [Member] | Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Supplemental Benefit Rider
Optional Benefit Charge, When Deducted [Text Block]	monthly
Optional Benefit Charge, Representative [Text Block]	0.00873
Optional Benefit Expense, Maximum [Dollars]	$ 83.33333
Optional Benefit Expense, Minimum [Dollars]	$ 0.00374
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Name of Benefit [Text Block]	Supplemental Benefit Rider
Purpose of Benefit [Text Block]	Provides additional insurance (Total Face Amount) at a reduced cost
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
For Policy Dates on or after March 2, 2026, Supplemental Benefit Rider asset based charges also apply.

Name of Benefit [Text Block]	Supplemental Benefit Rider
Operation of Benefit [Text Block]
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon the Insured’s gender, issue age, duration since issue and Adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. For Policy Dates before March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1,000 Net Amount at Risk. For Policy Dates on or after March 2, 2026, the supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00374 per $1,000 Net Amount at Risk.
In addition to the supplemental cost of insurance charge, for Policy Dates on or after March 2, 2026, there is an additional asset based charge for the Supplemental Benefit Rider. The maximum asset based charge for the Supplemental Benefit Rider with or without the Enhanced Cash Surrender Value Rider will always be 0.90% of the Division value per year. The current asset-based charge will be increased by a multiplier if the Enhancement Cash Surrender Value Rider has been elected, depending on the applicable Enhancement Factor option and subject to the maximum charge. See SUMMARY: FEE TABLES and CHARGES AND DEDUCTIONS for additional information about asset based charges under the Policy.

C000215152 [Member] | Supplemental Benefit Rider [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)
Optional Benefit Charge, When Deducted [Text Block]	monthly monthly
Optional Benefit Charge, Representative [Text Block]	0.21196
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.00062
C000215152 [Member] | Supplemental Benefit Rider [Member] | October 1, 2021, through March 1, 2026 [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	0.00200
C000215152 [Member] | Scheduled Transfers [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Scheduled Transfers
Purpose of Benefit [Text Block]	Permits automatic transfers from one Division to one or more of the other Divisions, or from the Fixed Account to one or more of the Divisions, on a regular basis
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Automatic transfers are not available from the Divisions to the Fixed Account
Transfers from the Divisions take place annually, semi-annually, quarterly, or monthly.
Additional limitations apply to scheduled transfers from the Fixed Account.

Name of Benefit [Text Block]	Scheduled Transfers
C000215152 [Member] | Automatic Portfolio Rebalancing [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to maintain a specific percentage of your Net Policy Value in the Divisions over time.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not available if you have scheduled transfers from the same Divisions. Not available for the Fixed Account.
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
C000215152 [Member] | Change of Insured [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Change of Insured
Purpose of Benefit [Text Block]	Allows the business to change the Insured when an employee leaves employment or ownership of the business changes
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	available on business cases only
Name of Benefit [Text Block]	Change of Insured
C000215152 [Member] | Death Benefit Guarantee [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit Guarantee
Purpose of Benefit [Text Block]	Guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If the rider terminates, it may not be reinstated.
Name of Benefit [Text Block]	Death Benefit Guarantee
Operation of Benefit [Text Block]
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our Home Office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.

C000215152 [Member] | Enhanced Cash Surrender Value Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Purpose of Benefit [Text Block]	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Underwriting guidelines and plan premium levels determine availability to
Select the enhanced cash surrender options. Contact your registered representative for more information.
Election will generally result in higher asset based charges.

Name of Benefit [Text Block]	Enhanced Cash Surrender Value Rider
Operation of Benefit [Text Block]
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the additional amount shown in the applicable table below, multiplied by the Enhancement Factor. There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.
For Policy Dates before March 2, 2026*

Policy Year of Surrender	Additional Amount

1	8.15% of premium received since issue less partial surrenders

2	9.50% of premium received since issue less partial surrenders

3	9.40% of premium received since issue less partial surrenders

4	9.00% of premium received since issue less partial surrenders

5	8.40% of premium received since issue less partial surrenders

6	7.50% of premium received since issue less partial surrenders

7	6.50% of premium received since issue less partial surrenders

8	5.50% of premium received since issue less partial surrenders

9	4.75% of premium received since issue less partial surrenders

10	4.00% of premium received since issue less partial surrenders

11	3.00% of premium received since issue less partial surrenders

12	2.00% of premium received since issue less partial surrenders

13	0.90% of premium received since issue less partial surrenders

14+	0.00% of premium received since issue less partial surrenders
*There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a Policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
For Policy Dates on or after March 2, 2026**

Policy Year of Surrender	Additional Amount
1	8.00% of premium received since issue less partial surrenders
2	7.20% of premium received since issue less partial surrenders
3	6.50% of premium received since issue less partial surrenders
4	5.75% of premium received since issue less partial surrenders
5	5.10% of premium received since issue less partial surrenders
6	4.50% of premium received since issue less partial surrenders
7	3.90% of premium received since issue less partial surrenders
8	2.95% of premium received since issue less partial surrenders
9	1.90% of premium received since issue less partial surrenders
10	0.90% of premium received since issue less partial surrenders
11	0.00% of premium received since issue less partial surrenders
12	0.00% of premium received since issue less partial surrenders
13	0.00% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
**There is no initial cost to purchase this rider, however, the current asset based charge(s) under the Policy will be increased, subject to a maximum charge of 0.90% of Division value per year, based on a designated multiplier, which varies based on the applicable Enhancement Factor option. The multiplier will be applied to the asset based charge for the proportionate Base Face Amount and, if elected, the Supplemental Benefit Rider. The higher current asset based charge(s) will continue even if this rider terminates.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
C000215152 [Member] | Change Of Insured Rider [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.

C000215152 [Member] | Yr 1-5 [Member] | Asset Based Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
C000215152 [Member] | Yr 6-15 [Member] | Asset Based Charge [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Current [Percent]	0.30%
C000215152 [Member] | Policy without Enhanced Cash Surrender Value Rider [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Asset Based Charge for Base Face Amount
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
C000215152 [Member] | 25% Enhancement Factor option [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.36%
C000215152 [Member] | 25% Enhancement Factor option [Member] | Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
C000215152 [Member] | 50% Enhancement Factor option [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.44%
C000215152 [Member] | 50% Enhancement Factor option [Member] | Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.22%
C000215152 [Member] | 75% Enhancement Factor option [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.50%
C000215152 [Member] | 75% Enhancement Factor option [Member] | Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
C000215152 [Member] | 100% Enhancement Factor option [Member] | Asset Based Charge [Member]
Item 2. Key Information [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	0.90%
Other Annual Expense (of Other Amount), Current [Percent]	0.54%
C000215152 [Member] | 100% Enhancement Factor option [Member] | Supplemental Benefit Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.27%